GEOGRAPHIC AREAS - FINANCIAL DATA	12 Months Ended
Dec. 31, 2023
Geographic Areas, Revenues from External Customers [Abstract]
Geographic Areas - Financial Data	GEOGRAPHIC AREAS—FINANCIAL DATA

	Net Sales[1]			Long-lived Assets[2]
	Years Ended December 31,			Years Ended December 31,
	2023	2022	2021	2023	2022	2021
United States	$20,907	$21,262	$20,662	$4,107	$3,949	$3,964
Europe	8,052	6,840	6,800	555	537	566
Other international	7,703	7,364	6,930	998	985	1,032
Net sales	$36,662	$35,466	$34,392	$5,660	$5,471	$5,562

1
Sales between geographic areas approximate market value and are not significant. Net sales are classified according to their country of origin. Included in United States Net sales are export sales of $4,708 million, $4,187 million, and $4,037 million for the years ended December 31, 2023, 2022, and 2021, respectively.

2	Long-lived assets consists of Property, plant and equipment—net.